Plant and Equipment	12 Months Ended
Dec. 31, 2013
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
NOTE 8 – PLANT AND EQUIPMENT

Plant and equipment at December 31, 2013 and 2012consisted of:

		December 31,
	Useful Life	2013	2012
Buildings	20 years	$7,574,580	$6,591,416
Operating equipment	4 to 10 years	3,401,535	3,273,355
Office equipment	5 years	102,897	73,774
Vehicles	5 to 8 years	405,333	340,520
		11,484,345	10,279,065
Less: accumulated depreciation		(3,691,402)	(2,869,963)
		$7,792,943	$7,409,102

For the years ended December 31, 2013 and 2012, depreciation expense amounted to $722,401 and $715,751, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.